INCOME TAXES (Summary of Components of Net Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets
Allowances and reserves	$ (8,254)	$ 4,920
Net operating loss carryforward	214,664	230,597
Tax credit carryforwards	60,385	87,703
Capital loss carryforwards	3,742	3,997
Writedown/amortization of intangible assets and goodwill	8,051	12,997
Fixed assets	4,428	6,008
Demo equipment income	7,071	7,070
Other	38,878	22,683
Total Deferred Tax Assets	328,965	375,975
Deferred Tax Liabilities
Prepaid expense	126	(576)
Accrued warranties	1,230	(2,494)
Other	(278)	(281)
Total Deferred Tax Liabilities	1,078	(3,351)
Total Deferred Tax Assets (Liabilities)	330,043	372,624
Less: Valuation Allowance	(327,324)	(368,672)
Total Deferred Tax Assets (Liabilities)	$ 2,719	$ 3,952